RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Communication Services - 8.8%
Alternative Carriers - 1.8%
Cogent Communications Holdings, Inc.	3,378	$129,546
Iridium Communications, Inc.	7,615	132,958
Lumen Technologies, Inc. (a)	53,188	325,511
		588,015
Broadcasting - 0.9%
Paramount Skydance Corp.	16,288	308,169

Cable & Satellite - 1.3%
Cable One, Inc.	688	121,810
Liberty Broadband Corp. - Class C (a)	2,035	129,304
Sirius XM Holdings, Inc.	8,579	199,676
		450,790
Integrated Telecommunication Services - 0.0%(b)
GCI Liberty, Inc. - Class C (a)	407	15,169

Interactive Media & Services - 4.1%
Bumble, Inc. - Class A (a)	44,420	270,518
IAC, Inc. (a)	5,261	179,242
Match Group, Inc.	6,195	218,808
TripAdvisor, Inc. (a)	15,259	248,111
Ziff Davis, Inc. (a)	6,223	237,096
ZoomInfo Technologies, Inc. (a)	22,005	240,075
		1,393,850
Movies & Entertainment - 0.7%
Madison Square Garden Sports Corp. (a)	998	226,546
Total Communication Services		2,982,539

Consumer Discretionary - 19.3%
Apparel Retail - 0.7%
Abercrombie & Fitch Co. - Class A (a)	2,733	233,808

Apparel, Accessories & Luxury Goods - 3.2%
Capri Holdings Ltd. (a)	12,377	246,550
Carter's, Inc.	5,560	156,903
Hanesbrands, Inc. (a)	41,723	274,955
Under Armour, Inc. - Class A (a)	33,170	165,518
VF Corp.	15,469	223,218
		1,067,144

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.1% (CONTINUED)	Shares	Value
Automotive Retail - 1.4%
Advance Auto Parts, Inc.	5,740	$352,436
CarMax, Inc. (a)	2,841	127,476
		479,912
Broadline Retail - 3.0%
Etsy, Inc. (a)	4,325	287,137
Kohl's Corp.	27,861	428,223
Macy's, Inc.	16,745	300,238
		1,015,598
Casinos & Gaming - 0.6%
MGM Resorts International (a)	6,103	211,530

Distributors - 1.0%
LKQ Corp.	4,810	146,898
Pool Corp.	645	199,995
		346,893
Education Services - 0.7%
Grand Canyon Education, Inc. (a)	1,032	226,545
		$–
Home Furnishings - 0.5%
Leggett & Platt, Inc.	19,100	169,608

Hotels, Resorts & Cruise Lines - 0.7%
Marriott Vacations Worldwide Corp.	3,398	226,171
		$–
Household Appliances - 0.5%
Helen of Troy Ltd. (a)	6,596	166,219

Housewares & Specialties - 0.6%
Newell Brands, Inc.	39,181	205,308
		$–
Leisure Products - 3.1%
Brunswick Corp.	4,121	260,612
Hasbro, Inc.	3,100	235,135
Polaris, Inc.	5,603	325,702
YETI Holdings, Inc. (a)	6,438	213,613
		1,035,062
Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc.	8,511	237,457

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.1% (CONTINUED)	Shares	Value
Other Specialty Retail - 1.3%
Academy Sports & Outdoors, Inc.	5,045	$252,351
Bath & Body Works, Inc.	6,323	162,880
		415,231
Restaurants - 0.4%
Wendy's Co.	15,393	141,000

Specialized Consumer Services - 0.9%
Frontdoor, Inc. (a)	4,581	308,255
Total Consumer Discretionary		6,485,741

Consumer Staples - 3.0%
Brewers - 0.5%
Boston Beer Co., Inc. - Class A (a)	750	158,565

Packaged Foods & Meats - 1.8%
Campbell's Co.	5,040	159,163
Conagra Brands, Inc.	7,438	136,190
Lamb Weston Holdings, Inc.	3,482	202,234
Nomad Foods Ltd.	9,192	120,875
		618,462
Personal Care Products - 0.7%
Herbalife Ltd. (a)	26,120	220,453
Total Consumer Staples		997,480

Energy - 4.9%
Oil & Gas Drilling - 0.5%
Patterson-UTI Energy, Inc.	34,009	176,167

Oil & Gas Equipment & Services - 0.9%
Weatherford International PLC	4,545	311,014
		$–
Oil & Gas Exploration & Production - 1.4%
Murphy Oil Corp.	9,324	264,895
SM Energy Co.	8,421	210,272
		475,167
Oil & Gas Refining & Marketing - 2.1%
CVR Energy, Inc.	9,968	363,633
PBF Energy, Inc. - Class A	10,950	330,361
		693,994
Total Energy		1,656,342

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.1% (CONTINUED)	Shares	Value
Financials - 5.7%
Asset Management & Custody Banks - 0.7%
Franklin Resources, Inc.	9,797	$226,605
		$–
Consumer Finance - 1.3%
Ally Financial, Inc.	5,659	221,833
Bread Financial Holdings, Inc.	3,872	215,941
		437,774
Diversified Financial Services - 0.6%
Equitable Holdings, Inc.	3,875	196,772

Financial Exchanges & Data - 0.5%
MarketAxess Holdings, Inc.	878	152,992
		$–
Property & Casualty Insurance - 0.5%
CNA Financial Corp.	3,817	177,338

Regional Banks - 0.5%
Flagstar Financial, Inc.	15,693	181,254
		$–
Transaction & Payment Processing Services - 1.6%
Jack Henry & Associates, Inc.	1,060	157,866
Marqeta, Inc. - Class A (a)	45,556	240,536
Western Union Co.	18,543	148,158
		546,560
Total Financials		1,919,295

Health Care - 17.8%
Biotechnology - 5.7%
Apellis Pharmaceuticals, Inc. (a)	9,915	224,377
Arrowhead Pharmaceuticals, Inc. (a)	13,416	462,718
Denali Therapeutics, Inc. (a)	11,037	160,257
Immunovant, Inc. (a)	11,378	183,413
Intellia Therapeutics, Inc. (a)	21,631	373,567
Moderna, Inc. (a)	6,794	175,489
Viking Therapeutics, Inc. (a)	6,365	167,272
Vir Biotechnology, Inc. (a)	30,025	171,443
		1,918,536
Health Care Equipment - 3.2%
Enovis Corp. (a)	5,312	161,166
Envista Holdings Corp. (a)	11,636	237,025
Integra LifeSciences Holdings Corp. (a)	11,213	160,682
Masimo Corp. (a)	1,201	177,208

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.1% (CONTINUED)	Shares	Value
Health Care Equipment - 3.2% (Continued)
Omnicell, Inc. (a)	5,880	$179,046
Teleflex, Inc.	1,342	164,207
		1,079,334
Health Care Facilities - 1.8%
Acadia Healthcare Co., Inc. (a)	7,855	194,490
Surgery Partners, Inc. (a)	8,775	189,891
Universal Health Services, Inc. - Class B	1,088	222,431
		606,812
Health Care Services - 0.9%
agilon health, Inc. (a)	43,133	44,427
Premier, Inc. - Class A	9,211	256,066
		300,493
Health Care Supplies - 0.9%
Dentsply Sirona, Inc.	13,386	169,868
Haemonetics Corp. (a)	3,021	147,244
		317,112
Life Sciences Tools & Services - 4.6%
Avantor, Inc. (a)	14,147	176,555
Azenta, Inc. (a)	7,160	205,635
Bio-Rad Laboratories, Inc. - Class A (a)	778	218,143
Charles River Laboratories International, Inc. (a)	1,621	253,622
Maravai LifeSciences Holdings, Inc. - Class A (a)	93,315	267,814
Revvity, Inc.	1,967	172,408
Sotera Health Co. (a)	15,980	251,365
		1,545,542
Pharmaceuticals - 0.7%
Viatris, Inc.	22,777	225,492
Total Health Care		5,993,321

Industrials - 8.8%
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	2,113	279,761

Cargo Ground Transportation - 0.6%
Schneider National, Inc. - Class B	8,739	184,917
		$–
Data Processing & Outsourced Services - 0.5%
Concentrix Corp.	3,758	173,432

Electrical Components & Equipment - 2.8%
Atkore, Inc.	2,878	180,566
Plug Power, Inc. (a)	213,188	496,728

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.1% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 2.8% (Continued)
Sensata Technologies Holding PLC	8,923	$272,598
		949,892
Human Resource & Employment Services - 1.4%
Alight, Inc. - Class A	35,959	117,226
ManpowerGroup, Inc.	4,266	161,682
Paycom Software, Inc.	851	177,127
		456,035
Industrial Machinery & Supplies & Components - 0.7%
Stanley Black & Decker, Inc.	3,184	236,667

Passenger Ground Transportation - 1.5%
Avis Budget Group, Inc. (a)	2,035	326,770
Hertz Global Holdings, Inc. (a)	26,944	183,219
		509,989
Research & Consulting Services - 0.5%
Clarivate PLC (a)	42,633	163,284
Total Industrials		2,953,977

Information Technology - 15.9%
Application Software - 3.7%
BlackLine, Inc. (a)	3,891	206,612
Dropbox, Inc. - Class A (a)	6,438	194,492
Five9, Inc. (a)	7,311	176,926
LiveRamp Holdings, Inc. (a)	7,361	199,778
NCR Voyix Corp. (a)	21,819	273,828
RingCentral, Inc. - Class A (a)	7,208	204,275
		1,255,911
Communications Equipment - 1.5%
Lumentum Holdings, Inc. (a)	3,179	517,255

Electronic Manufacturing Services - 0.7%
IPG Photonics Corp. (a)	3,148	249,290
		$–
Internet Services & Infrastructure - 0.5%
Akamai Technologies, Inc. (a)	2,282	172,884

IT Consulting & Other Services - 1.5%
ASGN, Inc. (a)	3,648	172,733
DXC Technology Co. (a)	11,841	161,393
EPAM Systems, Inc. (a)	1,208	182,154
		516,280

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.1% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 1.6%
Axcelis Technologies, Inc. (a)	3,821	$373,082
Enphase Energy, Inc. (a)	4,346	153,805
		526,887
Semiconductors - 4.1%
Qorvo, Inc. (a)	2,604	237,172
Semtech Corp. (a)	6,014	429,700
Silicon Laboratories, Inc. (a)	1,873	245,607
Skyworks Solutions, Inc.	2,993	230,401
Synaptics, Inc. (a)	3,303	225,727
		1,368,607
Systems Software - 1.2%
Gen Digital, Inc.	7,103	201,654
Teradata Corp. (a)	8,970	192,945
		394,599
Technology Distributors - 0.6%
Avnet, Inc.	3,978	207,970

Technology Hardware, Storage & Peripherals - 0.5%
Xerox Holdings Corp.	42,990	161,643
Total Information Technology		5,371,326

Materials - 6.9%
Commodity Chemicals - 1.1%
Olin Corp.	8,880	221,911
Westlake Corp.	1,989	153,273
		375,184
Diversified Chemicals - 1.1%
Chemours Co.	14,842	235,097
Huntsman Corp.	13,805	123,969
		359,066
Diversified Metals & Mining - 1.5%
MP Materials Corp. (a)	7,756	520,195

Fertilizers & Agricultural Chemicals - 1.7%
FMC Corp.	4,386	147,501
Mosaic Co.	6,047	209,710
Scotts Miracle-Gro Co.	3,648	207,754
		564,965
Specialty Chemicals - 1.5%
Ashland, Inc.	3,487	167,062
Celanese Corp.	4,318	181,702

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.1% (CONTINUED)	Shares	Value
Specialty Chemicals - 1.5% (Continued)
Eastman Chemical Co.	2,388	$150,563.00
		499,327
Total Materials		2,318,737

Utilities - 3.0%
Electric Utilities - 1.7%
ALLETE, Inc.	2,808	186,451
Hawaiian Electric Industries, Inc. (a)	18,328	202,341
Pinnacle West Capital Corp.	1,933	173,313
		562,105
Gas Utilities - 0.6%
ONE Gas, Inc.	2,341	189,481

Independent Power Producers & Energy Traders - 0.7%
AES Corp.	19,189	252,527
Total Utilities		1,004,113
TOTAL COMMON STOCKS (Cost $31,108,363)		31,682,871

REAL ESTATE INVESTMENT TRUSTS - 5.8%
Financials - 0.6%
Mortgage REITs - 0.6%
Annaly Capital Management, Inc.	9,377	189,509

Real Estate - 5.2%
Hotel & Resort REITs - 0.7%
Host Hotels & Resorts, Inc.	13,276	225,957

Office REITs - 4.0%
BXP, Inc.	2,919	216,999
Douglas Emmett, Inc.	13,288	206,894
Highwoods Properties, Inc.	6,720	213,830
JBG SMITH Properties	13,428	298,773
SL Green Realty Corp.	3,601	215,376
Vornado Realty Trust	5,209	211,121
		1,362,993
Single-Family Residential REITs - 0.5%
Equity LifeStyle Properties, Inc.	2,838	172,267
Total Real Estate		1,761,217
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,975,080)		1,950,726

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

RIGHTS - 0.0%(b)	Shares	Value
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00(a)(c)	18,042	$—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.05%(d)	29,623	29,623
TOTAL MONEY MARKET FUNDS (Cost $29,623)		29,623

TOTAL INVESTMENTS - 100.0% (Cost $33,113,066)		$33,663,220
Other Assets in Excess of Liabilities - 0.0% (b)		106
TOTAL NET ASSETS - 100.0%		$33,663,326

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

RESEARCH AFFILIATES DELETIONS ETF

Summary of Fair Value Disclosures as of September 30, 2025 (Unaudited)

Research Affiliates Deletions ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$31,682,871	$—	$—	$31,682,871
Real Estate Investment Trusts	1,950,726	—	—	1,950,726
Rights	—	—	0(a)	0
Money Market Funds	29,623	—	—	29,623
Total Investments	$33,663,220	$—	$0	$33,663,220
Refer to the Schedule of Investments for further disaggregation of investment categories.
(a) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period.